PREFERRED LIMITED PARTNERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Feb. 24, 2020	Jul. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of preferred limited partners [Line Items]
Dividends declared for the year ended			$ 54
Preferred limited partners’ equity			$ 1,028	$ 833
Percent of public float allowable for repurchase		10.00%
Preferred Limited Partners Unit [Member]
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares)			52,890,000
Dividends declared for the year ended				44
Preferred limited partners’ equity			$ 1,028
Series 5 (C$72)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares)			2,890,000
Dividend rate			5.59%
Dividends declared for the year ended			$ 3	3
Preferred limited partners’ equity			$ 49	49
Series 7 (C$175)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares)			7,000,000.00
Dividend rate			5.50%
Dividends declared for the year ended			$ 7	7
Preferred limited partners’ equity			$ 128	128
Series 9 (C$200)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares)			8,000,000.00
Dividend rate			5.75%
Dividends declared for the year ended			$ 9	9
Preferred limited partners’ equity			$ 147	147
Series 11 (C$250)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares)			10,000,000.00
Dividend rate			5.00%
Dividends declared for the year ended			$ 9	9
Preferred limited partners’ equity			$ 187	187
Series 13 (C$250)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares)			10,000,000.00
Dividend rate			5.00%
Dividends declared for the year ended			$ 9	10
Preferred limited partners’ equity			$ 196	196
Series 15 (C$175)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares)			7,000,000.00
Dividend rate			5.75%
Dividends declared for the year ended			$ 8	6
Preferred limited partners’ equity			$ 126	126
Series 17 ($200)
Disclosure of preferred limited partners [Line Items]
Number of shares outstanding (in shares)			8,000,000.00
Dividend rate	5.25%		5.25%
Dividends declared for the year ended			$ 9	0
Preferred limited partners’ equity			$ 195	$ 0
Number of shares issued (in shares)	8,000,000
Price per share (in USD per share)	$ 25
Proceeds from issuing shares	$ 200
Share issue related cost	$ 5
Class A Preference Shares
Disclosure of preferred limited partners [Line Items]
Repurchase of shares (in shares)			0